STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

Note 8—STOCKHOLDERS' EQUITY

  Common Stock

        In November 2010, the company received gross proceeds of $4,678,000 from the sale of common stock and warrants through a private placement. Lpath issued 6,978,128 shares of Class A common stock at a price of $0.70 per share. Each investor also received warrants to purchase the number of shares of Class A common stock equal to 25% of the number of common shares purchased in this financing. This resulted in the issuance of warrants to purchase a total of 4,018,244 shares of Class A common stock in this transaction. The warrants are exercisable at a price of $1.00 per share and expire on November 16, 2012.

        Stock issuance costs related to the private placement were paid in cash and warrants. Cash expenses for this transaction totaled $207,000, including placement agent fees totaling $135,000 and legal and other fees totaling $72,000. In addition, 138,904 warrants were issued to placement agents. These warrants carry an exercise price of $1.00 per share and expire on November 16, 2012.

  Preferred Stock

        Lpath is authorized to issue up to 15,000,000 shares of preferred stock, par value $0.001. As of December 31, 2010 and 2009, there were no preferred stock shares issued or outstanding.

  Equity Incentive Plan

        In November 2005, the company adopted the Lpath, Inc. 2005 Stock Option and Stock Purchase Plan, which permitted stock option grants to employees, outside consultants, and directors. In October 2007, Lpath's stockholders approved the amendment of this plan which was concurrently renamed the Lpath, Inc. Amended and Restated 2005 Equity Incentive Plan ("the Plan"). There are 10,390,000 shares of Class A common stock authorized for grant under the Plan. The Plan allows for grants of incentive stock options with exercise prices of at least 100% of the fair market value of Lpath's common stock, nonqualified options with exercise prices of at least 85% of the fair market value of the company's common stock, restricted stock, and restricted stock units. All stock options granted to date have a ten-year life and vest over zero to five years. Restricted stock units granted have a five-year life and vest over zero to four years, or upon the achievement of specified clinical trial milestones. As of December 31, 2010, a total of 3,275,082 shares of Class A common stock were available for future grant under the Plan.

        The following table presents stock-based compensation as included in the company's consolidated statements of operations:

	2010	2009
Stock-based compensation expense by type of award:
Stock options	$24,436	$228,394
Restricted stock units	1,007,362	359,182

Total stock-based compensation expense	$1,031,798	$587,576

Effect of stock-based compensation expense on income by line item:
Research and development	$369,515	$97,439
General and administrative	662,283	490,137

Total stock-based compensation expense	$1,031,798	$587,576

        Fair value is determined at the date of grant for employee options and restricted stock units, and at the date at which the grantee's performance is complete for non-employee options and restricted stock units. Compensation cost is recognized over the vesting period based on the fair value of the options and restricted stock units.

        Because of the company's net operating losses for tax purposes, it did not realize any tax benefits for the tax deductions from share-based payment arrangements during the years ended December 31, 2010 and 2009.

  Stock Options

        No stock options were granted in 2010 or 2009.

        As of December 31, 2010, there was $7,000 of total unrecognized compensation expense, net of estimated forfeitures, related to unvested options granted under the Plan. That expense is expected to be recognized over a weighted-average period of 0.3 years.

        The company uses the Black-Scholes valuation model to estimate the fair value of stock options at the grant date. The Black-Scholes valuation model uses the option exercise price as well as estimates and assumptions related to the expected price volatility of the company's stock, the rate of return on risk-free investments, the expected period during which the options will be outstanding, and the expected dividend yield for the company's stock to estimate the fair value of a stock option on the grant date.

        The weighted-average valuation assumptions were determined as follows:

    •
    Expected stock price volatility:  The estimated expected volatility is based on a weighted-average calculation of a peer group and the company's historical volatility.

    •
    Risk-free interest rate:  The company bases the risk-free interest rate on the interest rate payable on U.S. Treasury debt securities.

    •
    Expected term of options:  The expected term of options granted is derived using assumed exercise rates based on historical exercise patterns and represents the period of time that options granted are expected to be outstanding.

    •
    Expected annual dividends:  The estimate for annual dividends is zero because the company has not historically paid, and does not intend for the foreseeable future to pay, a dividend.

        A summary of the stock option activity under the plan as of December 31, 2010 and 2009, and changes during the years then ended, is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2009	3,642,347	0.53
Granted	—	—
Exercised	(310,372)	0.12
Expired	(160,671)	1.00
Forfeited	(23,999)	0.89

Outstanding at December 31, 2009	3,147,305	0.55
Granted	—	—
Exercised	(230,000)	0.10
Expired	(54,470)	0.90
Forfeited	(30,000)	0.90

Outstanding at December 31, 2010	2,832,835	0.55	4.70	$1,079,077

Vested and exercisable at December 31, 2010	2,824,918	$0.57	4.71	$1,079,077

        The aggregate intrinsic value in the table above represents the total intrinsic value which would have been received by the stock option holders had all option holders exercised their options as of that date. The aggregate intrinsic value is calculated as the difference between the fair market value of the company's common stock on December 31, 2010 of $0.89 and the exercise price of stock options, multiplied by the number of shares subject to such stock options.

        At December 31, 2010, the company had 2,015,835 stock options outstanding with strike prices below the company's market price of $0.89 on that date, of which all were vested and exercisable. The total intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was $162,600 and $250,000, respectively. Cash received from option exercises during the years ended December 31, 2010 and 2009 was $23,500 and $36,000, respectively. Upon stock option exercises the company issues new shares of common stock.

  Restricted Stock Units

        As of December 31, 2010, there was $651,000 of total unrecognized stock-based compensation expense related to unvested restricted stock units granted under the Equity Incentive Plan. The company expects to recognize that expense over a weighted-average period of 1.9 years.

        The following table summarizes the restricted stock units activity of the company during 2010 and 2009:

	Total Restricted Stock Units	Weighted Average Grant- Date Fair Value
Outstanding January 1, 2009	2,387,425	$2.05
Granted	809,000	0.86
Shares issued	(59,025)	1.90
Forfeited	(926,024)	1.53

Outstanding December 31, 2009	2,211,376	1.23
Granted	524,556	0.80
Shares issued	(9,126)	1.21
Forfeited	(21,374)	1.71

Outstanding December 31, 2010	2,705,432	$1.15

  Warrants

        Lpath adopted EITF 07-5 effective January 1, 2009. The adoption of EITF 07-5's (codified in Financial Accounting Standards Board Accounting Standards Codification Topic 815, "Derivatives and Hedging.") requirements can affect the accounting for warrants that contain provisions that protect holders from a decline in the stock price (or "down-round" protection). For example, warrants with such provisions will no longer be recorded in equity. Down-round protection provisions reduce the exercise price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments, or issues new warrants or convertible instruments that have a lower exercise price. The company evaluated whether warrants to acquire stock of the company contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a "fixed-for-fixed" option. The company determined that the following warrants contained such provisions, and therefore, pursuant to the applicable criteria, they were not indexed to the company's own stock:

Warrant Expiration Dates	Number of Shares	Exercise Price per Share
April - June 2012	8,310,440	$1.00
August 2013	2,037,277	$1.19

        The company, beginning on January 1, 2009, recognizes these warrants as liabilities at their respective fair values on each reporting date. The cumulative effect of the change in accounting for these warrants of $3,200,000 was recognized as an adjustment to the opening balance of accumulated deficit at January 1, 2009. The cumulative effect adjustment was the difference between the amounts recognized in the consolidated balance sheet before initial adoption of ASC 815 and the amounts recognized in the consolidated balance sheet upon the initial application of ASC 815. The amounts recognized in the consolidated balance sheet as a result of the initial application of ASC 815 on January 1, 2009 were determined based on the amounts that would have been recognized if ASC 815 had been applied from the issuance date of the warrants.

        The warrant liability reflected on Lpath's balance sheet is a consequence of current generally accepted accounting principles, arising from the implementation of ASC 815. There is no foreseeable circumstance under which Lpath can be required to make any cash payment to settle the warrant liability now carried on the balance sheet.

        The following table summarizes Lpath warrants outstanding as of December 31, 2010:

Warrant Expiration Date	Number of Shares	Exercise Price per Share
February 12, 2012	50,000	$2.00
April 6, 2012	6,710,674	$1.00
June 13, 2012	1,599,766	$1.00
October 31, 2012	531,394	$0.16
November 16, 2012	3,627,968	$1.00
February 28, 2013	50,000	$2.00
August 12, 2013	1,941,078	$1.19
August 15, 2013	82,929	$1.19
August 18, 2013	13,270	$1.19
June 24, 2014	40,000	$0.80
December 24, 2015	40,000	$0.80

Total:	14,687,079

Weighted average:		$1.01

        The terms of all outstanding warrants permit the company, upon exercise of the warrants, to settle the contract by the delivery of unregistered shares. During 2010 and 2009, 5,554,631 and 390,000 warrants expired, respectively.